Capital Management - ING Capital Position (Parenthetical) (Detail) - EUR (€) € in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2017
Disclosure of Capital Management [Line Items]
Interim profit not included in CET	€ 44			€ 1,670
Interim profit not included in CET, before Interim dividend paid	2,603			2,603
Interim dividend paid		€ 933
Additional Tier 1 securities	2,691		€ 3,052	2,691
Additional Tier 1 securities subject to CRR/CRD IV grandfathering rules	2,446		4,654	2,446
Supplementary capital Tier 2 bonds			7,347	8,995
Supplementary capital Tier 2 bonds subject to CRR/CRD IV grandfathering rules			2,141	2,091
ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
Additional Tier 1 securities	3,123		3,542	3,123
Additional Tier 1 securities subject to CRR/CRD IV grandfathering rules	€ 1,866		2,954	1,866
Supplementary capital Tier 2 bonds			7,347	8,995
Supplementary capital Tier 2 bonds subject to CRR/CRD IV grandfathering rules			€ 2,141	€ 2,091